STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) - USD ($)	Series 47 General Partner [Member]	Series 47 Limited partner [Member]	Series 47	Series 48 General Partner [Member]	Series 48 Limited partner [Member]	Series 48	Series 49 General Partner [Member]	Series 49 Limited partner [Member]	Series 49	General Partner [Member]	Limited partner [Member]	Total
Partners' capital (deficit) at Mar. 31, 2020	$ (83,950)	$ (2,812,811)	$ (2,896,761)	$ (54,359)	$ (1,384,253)	$ (1,438,612)	$ (142,234)	$ (3,258,270)	$ (3,400,504)	$ (280,543)	$ (7,455,334)	$ (7,735,877)
Net income (loss)	2,424	967,142	969,566	(40)	(15,817)	(15,857)	(372)	(148,247)	(148,619)	2,012	803,078	805,090
Partners' capital (deficit) at Mar. 31, 2021	(81,526)	(1,845,669)	(1,927,195)	(54,399)	(1,400,070)	(1,454,469)	(142,606)	(3,406,517)	(3,549,123)	(278,531)	(6,652,256)	(6,930,787)
Net income (loss)	4,445	1,773,540	1,777,985	1,479	590,298	591,777	11,142	4,445,709	4,456,851	17,066	6,809,547	6,826,613
Partners' capital (deficit) at Mar. 31, 2022	$ (77,081)	$ (72,129)	$ (149,210)	$ (52,920)	$ (809,772)	$ (862,692)	$ (131,464)	$ 1,039,192	$ 907,728	$ (261,465)	$ 157,291	$ (104,174)